Right-of-use asset (Tables)	12 Months Ended
Jun. 30, 2024
Right-of-use asset
Schedule of supplemental balance sheet information related to operating leases

	As of	As of
	June 30,	June 30,
	2024	2023
Right-of-use asset	$126,388	$—

Operating lease liability	110,135	—
Total operating lease liability	$110,135	$—

Schedule of maturity of lease liabilities

As of
June 30,
Twelve months ending June 30,	2024
2025	$111,451
Total future minimum lease payments	111,451
Less: imputed interest	(1,317)
Total	$110,135